Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	DREYFUS BOND FUNDS INC
Central Index Key	0000075176
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
Dreyfus Municipal Bond Fund | Dreyfus Municipal Bond Fund
Risk/Return:
Trading Symbol	DRTAX